RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RIGHT OF USE ASSETS
Balance at the beginning	$ 12,932
Amortization of rights of use assets	5,870	$ 4,736	$ 204
Balance at the end	$ 17,772	$ 12,932
ARS
RIGHT OF USE ASSETS
Discount rate	11.00%	11.00%
USD
RIGHT OF USE ASSETS
Discount rate	6.40%
USD | Minimum
RIGHT OF USE ASSETS
Discount rate		5.00%
USD | Maximum
RIGHT OF USE ASSETS
Discount rate		7.00%
Gross value
RIGHT OF USE ASSETS
Balance at the beginning	$ 17,814	$ 1,562
Incorporation by adoption of IFRS 16		9,381
Increases	11,018	7,320
Currency translation adjustments	(125)	(64)
Decreases	(468)	(385)
Balance at the end	28,239	17,814	1,562
Gross value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	11,976
Incorporation by adoption of IFRS 16		6,644
Increases	5,094	5,481
Currency translation adjustments	(80)	(41)
Decreases	(307)	(108)
Balance at the end	16,683	11,976
Gross value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	3,443
Incorporation by adoption of IFRS 16		2,103
Increases	1,794	1,573
Currency translation adjustments	(19)	(14)
Decreases	(92)	(219)
Balance at the end	5,126	3,443
Gross value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	812
Incorporation by adoption of IFRS 16		634
Increases	1,797	188
Currency translation adjustments	(18)	(10)
Balance at the end	2,591	812
Gross value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	1,127	1,145
Increases	72
Currency translation adjustments	(9)	(8)
Decreases		(10)
Balance at the end	1,190	1,127	1,145
Gross value | Asset retirement obligations
RIGHT OF USE ASSETS
Balance at the beginning	456	417
Increases	2,261	78
Currency translation adjustments	1	9
Decreases	(69)	(48)
Balance at the end	2,649	456	417
Accumulated depreciation and amortization
RIGHT OF USE ASSETS
Balance at the beginning	(4,882)	(283)
Amortization of rights of use assets	(5,870)	(4,736)
Currency translation adjustments	36	(46)
Decreases	249	183
Balance at the end	(10,467)	(4,882)	(283)
Accumulated depreciation and amortization | Sites
RIGHT OF USE ASSETS
Balance at the beginning	(2,972)
Amortization of rights of use assets	(3,773)	(2,984)
Currency translation adjustments	22	(18)
Decreases	139	30
Balance at the end	(6,584)	(2,972)
Accumulated depreciation and amortization | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	(963)
Amortization of rights of use assets	(1,233)	(1,053)
Currency translation adjustments	5	(5)
Decreases	58	95
Balance at the end	(2,133)	(963)
Accumulated depreciation and amortization | Poles
RIGHT OF USE ASSETS
Balance at the beginning	(517)
Amortization of rights of use assets	(673)	(515)
Currency translation adjustments	3	(2)
Balance at the end	(1,187)	(517)
Accumulated depreciation and amortization | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	(315)	(203)
Amortization of rights of use assets	(128)	(116)
Currency translation adjustments	5	(6)
Decreases		10
Balance at the end	(438)	(315)	(203)
Accumulated depreciation and amortization | Asset retirement obligations
RIGHT OF USE ASSETS
Balance at the beginning	(115)	(80)
Amortization of rights of use assets	(63)	(68)
Currency translation adjustments	1	(15)
Decreases	52	48
Balance at the end	(125)	(115)	$ (80)
Net carring value
RIGHT OF USE ASSETS
Balance at the beginning	12,932
Balance at the end	17,772	12,932
Net carring value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	9,004
Balance at the end	10,099	9,004
Net carring value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	2,480
Balance at the end	2,993	2,480
Net carring value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	295
Balance at the end	1,404	295
Net carring value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	812
Balance at the end	752	812
Net carring value | Asset retirement obligations
RIGHT OF USE ASSETS
Balance at the beginning	341
Balance at the end	$ 2,524	$ 341